Material accounting policies information (Tables)	12 Months Ended
Jun. 30, 2025
Corporate information and statement of IFRS compliance [abstract]
Summary of measurement period adjustments	The following table describes the impact on the previously reported financial statements for the year ended 30 June 2024:

		Adjustments
	2024 £’000 as reported	Measurement period £’000	Deferred tax asset(1) £’000	2024 £’000 as restated
Goodwill	515,724	(8,072)	—	507,652
Intangible assets	127,797	2,995	—	130,792
Property, plant and equipment	20,638	142	—	20,780
Trade and other payables	116,569	2,366	—	118,935
Corporation tax payable	8,556	(2,952)	—	5,604
Deferred tax liabilities	30,814	268	(5,013)	26,069
(1)This note offsets deferred tax assets and liabilities within territories where appropriate, in line with the presentation on the statement of financial position.

Summary of useful life for property, plant and equipment
Depreciation is calculated so as to write off the cost of an asset, less its estimated residual value, over the useful economic life of that asset as follows:

Computers and equipment	3 - 5 years
Fixtures and fittings	5 years
Leasehold improvement fittings	Over the lease term

Summary of useful life for intangible assets

Client relationship	1 - 20 years
Supplier relationships	5 years
Computer software	3 - 5 years
Licences	Shorter of licence period and up to 3 years
Software - own work capitalised	3 - 5 years